Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 1,333,155	$ 668	$ 490	$ 258,337
Loss from operations	(1,333,155)	(668)	(490)	(258,337)
Other income:
Interest earned on marketable securities held in Trust Account	1,244,131			1,104,670
Stock-based compensation				(62,500)
Total other income	1,244,131			1,042,170
Income before provision for income taxes	(89,024)	(668)	(490)	783,833
Provision for income taxes	(250,767)			(206,393)
Net loss	$ (339,791)	$ (668)	$ (490)	$ 577,440
Redeemable Common Stock [Member]
Other income:
Weighted average common stock outstanding	11,500,000			3,434,247
Basic and diluted net loss per share	$ (0.02)			$ 0.09
Non-Redeemable Common Stock [Member]
Other income:
Weighted average common stock outstanding	3,132,500	2,500,000	2,500,000	2,951,897
Basic and diluted net loss per share	$ (0.02)	$ (0.00)	$ (0.00)	$ 0.09